Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UTC NORTH AMERICAN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The goal of the Fund is high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 93.29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.29%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to meet its objective by investing its assets in:

■	U.S. government securities including U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies or instrumentalities;

■	investment grade corporate bonds;

■	investment grade foreign government bonds;

■	equity securities of medium capitalization (between $2 billion and $7 billion) and large capitalization ($7 billion and above) North American companies;

■	American Depositary Receipts (ADRs);

■	certificates of deposit; and

■
other investment companies such as the Schemes of the Trinidad and Tobago Unit Trust Corporation, which are separate investment companies created by the Unit Trust Corporation of Trinidad and Tobago Act of 1981, and money market funds.

Under normal market conditions, the Fund will maintain a level of at least 80% of its total assets invested in the types of debt and equity securities identified above of North American companies.  The term “North American” includes Mexico, the United States, Canada, Greenland, Central America and the independent nations in the Caribbean Sea, including Trinidad and Tobago.

Regarding the debt securities portion of the portfolio, the Fund invests primarily in fixed income securities of North American corporate issuers that are rated investment grade or better (namely, rated in one of the four highest rating categories by a nationally recognized statistical rating organization (NRSRO)) or determined to be of comparable quality by the Fund’s portfolio manager, debt securities of non-U.S. governments that are rated investment grade or better or determined to be of comparable quality by the Fund’s portfolio manager, and U.S. government securities.

Regarding the equity securities portion of the portfolio, the Fund invests in equity securities of North American companies, including common stocks, preferred stocks, and convertible securities.   The Fund may also invest in ADRs and securities of foreign companies.  ADRs are equity securities trading on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Fund selects equity securities of companies that the Fund’s portfolio manager believes are undervalued based on the current price relative to the long-term prospects of the company.  The Fund’s portfolio manager also considers a company’s actual and prospective earnings, return on equity and assets to liabilities ratio when selecting stocks.

The Fund, in response to adverse market, economic, political or other conditions, may take a temporary defensive position.  The Fund will sell a security if its portfolio manager believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for further appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is a suitable investment for investors with long-term investment goals.  Like all mutual funds, investing in the Fund involves certain risks, which may cause you to lose money.  These risks include:

■
Stock Market Risk:  Funds that hold equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Fund is likely to decline in value.  The Fund’s focus on medium to large capitalization stocks and value-style of investing subject it to the risk that its performance may be lower than that of other types of funds with equity portfolios that focus on other types of stocks (such as small capitalization stocks) or that have a broader investment style (such as growth or general market).  The Fund is also subject to the risk that medium to large capitalization and/or value stocks may under-perform other segments of the equity market or the equity market as a whole.  In general, the prices of the securities in which the Fund invests may decline for a number of reasons.  The price declines of common stocks may be steep, sudden and/or prolonged.

■
Securities Selection Risk:  The portfolio securities held by the Fund may decline in value or not increase in value when the market in general is rising and may fail to meet the Fund’s investment objective.

■
Interest Rate Risk:  In general, the value of bonds and other debt securities rises when interest rates fall and falls when interest rates rise.  Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.  While bonds and other debt securities normally fluctuate less in price than do common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

■
Credit Risk:  The Fund may invest in debt securities not backed by the full faith and credit of the United States.  The issuers of such bonds and other debt securities may not be able to make interest or principal payments.  Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the issuer, leading to greater volatility in the price of the security.

■
Prepayment Risk:  The issuers of bonds and other debt securities held by the Fund may prepay the principal due on such securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gain when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Rising interest rates may cause prepayments to occur at a slower than expected rate.  This will increase the average life of the security and make the security more sensitive to interest rate changes.

■
Small Capitalization Risk:  Though the Fund’s focus is on medium to large capitalization stocks, the Fund may invest in small capitalization stocks.  Small companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of small companies are often more volatile and tend to have less trading volume than those of large companies.  Less trading volume may make it more difficult to sell securities of small companies at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of small companies underperform.

■	Foreign Investment Risks: These are risks associated with investing in foreign securities that are in addition to the risks associated with investing in U.S. securities.

■
Foreign Political and Economic Risks:  The degree of political and economic stability varies from country to country.  If a country confiscates money from foreigners or takes over an industry, the Fund may lose some or all of any particular investment in that country.  Parts of individual foreign economies may vary favorably or unfavorably from the U.S. economy (for example, inflation rate), which may affect the value of the Fund’s investment in any foreign country.

■
Foreign Investment Expense Risk:  Investing in foreign securities generally costs more than investing in U.S. securities because of higher transaction costs, such as the commissions paid per share.  As a result, mutual funds that invest in foreign securities tend to have higher expenses due to higher commissions and higher advisory and custodial fees.

■
Currency Risk:  Foreign currency risk is the risk that the U.S. dollar value of foreign securities held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.  The value of the Fund may go up and down as the value of the dollar rises and falls compared to a foreign currency.

■
Governmental Regulation Risk:  Many foreign countries do not subject their markets to the same degree and type of laws and regulations that cover the U.S. markets.  Also, many foreign governments impose restrictions on investments as well as taxes or other restrictions on repatriation of investment income.  The regulatory differences in some foreign countries make investing or trading in their markets more difficult and risky.

■
Corporate Disclosure Standard Risk:  Many countries have laws making information on publicly traded companies, banks and governments more difficult to obtain, incomplete or unavailable.  The lack of uniform accounting standards and practices among countries impairs the ability of investors to compare common valuation measures, such as price/earnings ratios, for securities of different countries.

■
Liquidity Risk:  Foreign markets or exchanges tend to have less trading volume than the New York Stock Exchange or other domestic stock exchanges or markets, which means that the foreign market may have less liquidity.  Lower liquidity in a foreign market can affect the Fund’s ability to purchase or sell blocks of securities and obtain the best price in the foreign market.  This may cause the Fund to lose opportunities for favorable purchases or sales of investments.  Because foreign markets trade at times and on days different than U.S. markets, the Fund’s value may change when an investor’s account cannot be accessed.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, investing in the Fund involves certain risks, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of broad measures of market performance, the S&P 500 Index and the Barclays U.S. Government/Credit Bond Index.  Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: September 30, 2009 9.74% Worst Quarter: December 31, 2008 -17.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.02%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2013)
S&P 500 Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.41%
Barclays U.S. Government/Credit Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Government/Credit Bond Index (no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%
Blended Index (S&P 500 (70%) and Barclays U.S. Government/Credit Bond (30%)) (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (S&P 500 (70%) and Barclays U.S. Government/Credit Bond (30%)) (no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
UTC NORTH AMERICAN FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original, purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,605
Annual Return 2004	rr_AnnualReturn2004	6.88%
Annual Return 2005	rr_AnnualReturn2005	5.69%
Annual Return 2006	rr_AnnualReturn2006	7.99%
Annual Return 2007	rr_AnnualReturn2007	1.77%
Annual Return 2008	rr_AnnualReturn2008	(31.90%)
Annual Return 2009	rr_AnnualReturn2009	17.23%
Annual Return 2010	rr_AnnualReturn2010	5.49%
Annual Return 2011	rr_AnnualReturn2011	(3.47%)
Annual Return 2012	rr_AnnualReturn2012	6.04%
Annual Return 2013	rr_AnnualReturn2013	14.68%
Label	rr_AverageAnnualReturnLabel	Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
UTC NORTH AMERICAN FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.87%
UTC NORTH AMERICAN FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%

[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.